Commitments and Contingent Liabilities - components of lease costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Components of lease cost
Operating lease costs	$ 3,469	$ 4,747
Variable lease costs	1,202	545
Total lease costs	4,671	5,292
Cash payments included in the measurement of operating lease liabilities	$ 5,299	$ 2,903
Weighted-average remaining lease term (years)	8 years 8 months 12 days	9 years 6 months
Weighted-average incremental borrowing rate	11.40%	11.40%	11.40%